Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,128,000
Previously Paid Amount	0.00
Total Fee Amount	570.08
Total Offset Amount	0.00
Net Fee	570.08
Narrative - Max Aggregate Offering Price	$ 4,128,000
Final Prospectus	true